Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt consisted of the following:

	December 31,
	2019	2018
LONG-TERM DEBT
5.00% / 7.00% Second Lien Notes due August 31, 2022(a)	193,660	180,894
Floating rate Revolving A Credit Facility due February 28, 2022	102,000	108,488
12.00% Revolving B Credit Facility due February 28, 2022(b)	25,788	22,875
Less: unvested restricted Second Lien Notes(c)	(323)	(1,378)
Less: unamortized discount	(57,313)	(64,491)
Less: unamortized debt issuance costs	(289)	(422)
Total long-term debt	$263,523	$245,966
Less: current portion of long-term debt	—	—
Total long-term portion	$263,523	$245,966
(a) Included in balance is interest paid in kind of $28,991 as of December 31, 2019 and $15,992 as of December 31, 2018.
(b) Included in balance is interest paid in kind of $4,288 as of December 31, 2019 and $1,375 as of December 31, 2018.
(c) Represents unvested portion of restricted Second Lien Notes issued to certain members of management (see Note 6 - Share-based compensation).